Shareholder Report, Line Graph (Details) - USD ($)				6 Months Ended	12 Months Ended
	Dec. 31, 2018	May 27, 2015	May 05, 2015	Jun. 30, 2014	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
C000199071
Account Value [Line Items]
Line Graph and Table Measure Name	BTS Managed Income Fund
Account Value	$ 9,497				$ 9,917	$ 9,487	$ 9,310	$ 10,745	$ 10,353	$ 9,711
C000199072
Account Value [Line Items]
Line Graph and Table Measure Name					BTS Managed Income Fund
Account Value	10,000				$ 10,156	9,792	9,694	11,270	10,901	10,226
C000199073
Account Value [Line Items]
Line Graph and Table Measure Name					BTS Managed Income Fund
Account Value	10,000				$ 10,525	10,042	9,840	11,328	10,901	10,226
C000199074
Account Value [Line Items]
Line Graph and Table Measure Name					BTS Managed Income Fund
Account Value	$ 10,000				$ 10,347	9,921	9,777	11,303	10,901	10,226
C000126293
Account Value [Line Items]
Line Graph and Table Measure Name				BTS Tactical Fixed Income Fund
Account Value				$ 9,500	9,339	9,010	9,106	10,736	10,609	10,415	$ 10,337	$ 10,777	$ 10,121	$ 9,426
C000126294
Account Value [Line Items]
Line Graph and Table Measure Name				BTS Tactical Fixed Income Fund
Account Value				$ 10,000	$ 9,119	8,862	9,017	10,725	10,677	10,562	10,551	11,085	10,495	9,844
C000126295
Account Value [Line Items]
Line Graph and Table Measure Name					BTS Tactical Fixed Income Fund
Account Value		$ 10,000			$ 9,980	9,602	9,679	11,387	11,216	10,989	10,878	11,307	10,592	9,840
C000150698
Account Value [Line Items]
Line Graph and Table Measure Name					BTS Tactical Fixed Income Fund
Account Value			$ 10,000		$ 9,554	9,242	9,367	11,072	10,962	10,803	10,736	11,221	10,565	9,860
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,000				10,489	10,220	10,317	11,500	11,539	10,611
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,000				10,489	10,220	10,317	11,500	11,539	10,611
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,000				10,489	10,220	10,317	11,500	11,539	10,611
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,000				10,489	10,220	10,317	11,500	11,539	10,611
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Account Value				$ 10,000	11,430	11,137	11,243	12,533	12,575	11,564	10,720	10,763	10,797	10,186
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Account Value				$ 10,000	11,430	11,137	11,243	12,533	12,575	11,564	10,720	10,763	10,797	10,186
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 10,000			11,121	10,836	10,939	12,194	12,234	11,251	10,430	10,472	10,505	9,910
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Account Value			$ 10,000		$ 11,139	$ 10,854	$ 10,956	$ 12,213	$ 12,254	$ 11,269	$ 10,447	$ 10,489	$ 10,522	$ 9,926